Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Leased Property Costs [Table Text Block]
Leased
Property
Years ending December 31,	Costs
2013 (9 months)	$218,000
2014	17,000
Total	$235,000

Leased
Property
Years ending December 31,	Costs
2013	$306,000
2014	17,000
Total	$323,000

Leased Content Commitment [Table Text Block]
Content
Years ending December 31,	Costs
2013 (9 months)	$1,972,000
2014	2,163,000
2015	2,297,000
2016	1,035,000
Total	$7,467,000

Content
Years ending December 31,	Costs
2013	$1,860,000
2014	2,161,000
2015	2,292,000
2016	1,031,000
Total	$7,344,000